Business combination -Goodwill recognized (Details) - IC'Alps $ in Thousands	Aug. 04, 2025 USD ($)
Business combination
Fair value	$ 17,665
Useful Life	3825 years
Customer Relationships
Business combination
Fair value	$ 12,772
Useful Life	19 years
Accreditations
Business combination
Fair value	$ 1,284
Useful Life	3 years
Corp trade name
Business combination
Fair value	$ 657
Useful Life	9 years
Technology
Business combination
Fair value	$ 1,526
Useful Life	9 years
Software
Business combination
Fair value	$ 163
Useful Life	9 years
Backlog
Business combination
Fair value	$ 1,263
Useful Life	2 years